Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2023
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2022	2023
Current Assets
Cash and cash equivalents	664	592
Other current financial assets	1,548	1,289
Non-current liabilities
Employee benefits	(117)	(157)

Current liabilities
Borrowings	(57,700)	(58,700)
Trade and other payables	(4,073)	(10,625)
Employee benefits	(364)	(297)
Other non-financial liability	(34,758)	(34,508)

Equity	(94,800)	(102,406)
Group’s carrying amount of the investment (50%)	(47,400)	(51,203)
True-up of carrying value to group share loss*	47,400	51,203
Net carrying amount of investment	-	-

*	Upto March 31, 2023, the Group had advanced INR 57,200 (March 31, 2022: 56,200) to the joint venture. The Group has the right to set off the outstanding loan amount given by it to the joint venture against its obligation to contribute toward losses of the joint venture. As at March 31, 2023, the loan outstanding, including interest thereon, amounts to INR 73,719 (March 31, 2022: INR 72,719). The Group, based on its assessment of the expected credit loss under IFRS 9 has recorded impairment of INR 1,000 (March 31, 2022: INR 72,719 and March 31, 2021: INR Nil) in the statement of profit and loss for impairment of loan to joint venture.

Summarized statement of profit or loss of ANN:

	March 31,
	2021	2022	2023

Revenue	13,649	4,999	7,554
Other operating expenses, including depreciation INR Nil (March 31, 2022: INR 86 and March 31, 2021: INR 1,663)	(12,245)	(7,656)	(5,931)
Finance cost	(9,328)	(8,911)	(9,230)
Loss before tax	(7,924)	(11,568)	(7,607)
Income tax expense	-	-	-
Loss for the year	(7,924)	(11,568)	(7,607)
Group’s share of loss for the year**	(3,962)	(5,784)	(3,803)

**	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.